Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Other Payables and Accrued Expenses

15. OTHER PAYABLES AND ACCRUED EXPENSES

As of December 31, 2019 and 2018, other payables and accrued expenses consist of:

	December 31, 2019	December 31, 2018
Advances from unrelated third-parties (i)	$115,760	$83,128
Other taxes payable (ii)	3,927,037	3,250,242
Unrecognized tax benefits (iii)	433,000	433,000
Accrued professional fees	190,640	245,846
Amount due to employees (iv)	51,188	55,180
Other current liabilities	180,047	179,995
	$4,897,672	$4,247,391

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax. The increase in other taxes payable was mainly attributed to reassessment of prior years’ business tax, value added tax, land use tax, and other auxiliary taxes.

(iii)	The Unrecognized tax benefits refer to the land value added tax due to the sale of property, equipment, and land use rights in September 2015.

(iv)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.